Appendix V (Tables)	12 Months Ended
Dec. 31, 2023
Appendix V
Schedule of movement in property, plant and equipment

	Balances at		Business			Translation	Balances at
	31/12/2022	Additions	combination	Transfers	Disposals	differences	31/12/2023

Cost:

Land and buildings	1,155,406	6,046	—	342	(4,953)	(24,929)	1,131,912
Plant and machinery	3,069,023	92,978	480	125,507	(45,256)	(67,273)	3,175,459
Fixed Assets under construction	878,415	182,519	—	(125,460)	—	(24,804)	910,670

	5,102,844	281,543	480	389	(50,209)	(117,006)	5,218,041

Accumulated depreciation:

Buildings	(181,337)	(32,309)	—	181	1,954	5,136	(206,375)
Plant and machinery	(1,638,006)	(183,857)	(383)	(2,336)	33,842	33,017	(1,757,723)
	(1,819,343)	(216,166)	(383)	(2,155)	35,796	38,153	(1,964,098)

Impairment of other property, plant and equipment	(12,564)	(1,173)	—	—	6,767	150	(6,820)

Carrying amount	3,270,937	64,204	97	(1,766)	(7,646)	(78,703)	3,247,123
			(See note 3)

	Balances at		Business			Translation	Balances at
	31/12/2021	Additions	combination	Transfers	Disposals	differences	31/12/2022

Cost:

Land and buildings	860,447	4,636	236,732	11,374	(864)	43,081	1,155,406
Plant and machinery	2,527,744	50,025	316,946	115,070	(50,958)	110,196	3,069,023
Fixed Assets under construction	763,787	237,015	—	(147,240)	—	24,853	878,415

	4,151,978	291,676	553,678	(20,796)	(51,822)	178,130	5,102,844

Accumulated depreciation:

Buildings	(148,082)	(27,757)	—	1,553	57	(7,108)	(181,337)

Plant and machinery	(1,442,434)	(175,956)	(4,044)	3,201	41,061	(59,834)	(1,638,006)

	(1,590,516)	(203,713)	(4,044)	4,754	41,118	(66,942)	(1,819,343)

Impairment of other property, plant and equipment	(13,965)	(7,396)	—	9,383	340	(926)	(12,564)

Carrying amount	2,547,497	80,567	549,634	(6,659)	(10,364)	110,262	3,270,937
			(See note 3)